Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

Note 11: Employee Benefit Plans and Postretirement Benefits

CNH Industrial provides pension, healthcare and insurance plans and other postemployment benefits to their employees and retirees under defined contribution and defined benefit plans.

In the case of defined contribution plans, CNH Industrial makes contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been made, the Company has no further payment obligations. CNH Industrial recognizes the contribution cost when the employees have rendered their service and includes this cost by function in cost of goods sold, SG&A expense, and R&D expense. During the years ended December 31, 2017, 2016, and 2015, CNH Industrial recorded expense of $189 million, $181 million, and $185 million, respectively, for its defined contribution plans.

Defined benefit plans are classified by CNH Industrial on the basis of the type of benefit provided as follows: pension plans, healthcare plans, and other postemployment benefit plans.

Pension Plans

Pension obligations primarily comprise the obligations of the Company’s pension plans in the United States, the United Kingdom, and Germany.

Under these plans, contributions are made to a separate fund (trust) that independently administers the plan assets. The Company’s funding policy is to meet the minimum funding requirements pursuant to the laws of the applicable jurisdictions. The Company may also choose to make discretionary contributions.

Healthcare Postretirement Benefit Plans

Healthcare postretirement benefit plan obligations comprise obligations for healthcare and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement healthcare and life insurance benefits under the CNH Industrial plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH Industrial has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement. These plans are not required to be funded. However, beginning in 2007, the Company began making contributions on a voluntary basis to a separate and independently managed fund established to finance the North American healthcare plans.

Other Postemployment Benefits

Other postemployment benefits consist of obligations for Italian Employee Leaving Entitlements up to December 31, 2006, loyalty bonus in Italy and various other similar plans in France, Germany and Belgium. Until December 31, 2006, Italian companies with more than 50 employees were required to accrue for benefits paid to employees upon them leaving the Company. The scheme has since changed to a defined contribution plan. The obligation on the Company’s consolidated balance sheet represents the residual reserve for years until December 31, 2006. Loyalty bonus is accrued for employees who have reached certain service seniority and are generally settled when employees leave the Company. These plans are not required to be funded and, therefore, have no plan assets.

Obligations and Funded Status

The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2017 and 2016:

	Pension		Healthcare (1)		Other (1)
	2017	2016	2017	2016	2017	2016
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,188	$3,281	$1,105	$1,157	$418	$423
Service cost	30	30	6	7	15	13
Interest cost	74	87	36	39	3	4
Plan participants’ contributions	3	3	7	8	—	—
Actuarial loss (gain)	44	285	29	(37)	13	22
Gross benefits paid	(179)	(221)	(68)	(71)	(37)	(31)
Plan amendments	—	(6)	—	—	—	—
Currency translation adjustments and other	205	(271)	5	2	58	(13)
Ending benefit obligation	$3,365	$3,188	$1,120	$1,105	$470	$418
Change in the fair value of plan assets:
Beginning plan assets	$2,328	$2,480	$111	$105	$—	$—
Actual return on plan assets	196	194	19	8	—	—
Employer contributions	34	35	56	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(150)	(193)	(2)	(2)	—	—
Currency translation adjustments and other	106	(191)	—	—	—	—
Ending plan assets	2,517	2,328	184	111	—	—
Funded status:	$(848)	$(860)	$(936)	$(994)	$(470)	$(418)
(1)	The healthcare and other postemployment plans are not required to be prefunded.

The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2017 and 2016:

	U.S.		U.K		Germany (1)		Other Countries (1)
	2017	2016	2017	2016	2017	2016	2017	2016
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$1,159	$1,208	$1,315	$1,332	$419	$438	$295	$303
Service cost	7	8	7	6	4	3	12	13
Interest cost	37	39	29	37	4	6	4	5
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial loss (gain)	53	27	(15)	247	(2)	12	8	(1)
Gross benefits paid	(83)	(120)	(53)	(57)	(28)	(27)	(15)	(17)
Plan amendments	—	—	—	—	—	—	—	(6)
Currency translation adjustments and other	—	(3)	126	(250)	56	(13)	23	(5)
Ending benefit obligation	$1,173	$1,159	$1,409	$1,315	$453	$419	$330	295
Change in the fair value of plan assets:
Beginning plan assets	$1,139	$1,182	$918	$1,028	$5	$5	$266	265
Actual return on plan assets	153	80	29	106	—	—	14	8
Employer contributions	—	—	23	25	—	—	11	10
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(82)	(120)	(53)	(57)	—	—	(15)	(16)
Currency translation adjustments and other	(3)	(3)	88	(184)	—	—	21	(4)
Ending plan assets	$1,207	$1,139	$1,005	$918	$5	$5	$300	$266
Funded status:	$34	$(20)	$(404)	$(397)	$(448)	$(414)	$(30)	$(29)
(1)	Pension benefits in Germany and some other countries are not required to be prefunded.

Net amounts recognized in the consolidated balance sheets as of December 31, 2017 and 2016 consist of:

	Pension		Healthcare		Other
	2017	2016	2017	2016	2017	2016
	(in millions)
Other assets	$46	$4	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(894)	(864)	(936)	(994)	(470)	(418)
Net liability recognized at end of year	$(848)	$(860)	$(936)	$(994)	$(470)	$(418)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2017 consist of:

	Pension	Healthcare	Other
	(in millions)
Unrecognized actuarial losses	$943	$154	$96
Unrecognized prior service credit	(9)	(4)	(4)
Accumulated other comprehensive loss	$934	$150	$92

The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2017	2016
	(in millions)
Accumulated benefit obligation	$1,968	$3,011
Fair value of plan assets	$1,146	$2,183

The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2017	2016	2017	2016	2017	2016
	(in millions)
Projected benefit obligation	$2,130	$3,119	$1,119	$1,105	$470	$418
Fair value of plan assets	$1,236	$2,254	$184	$111	$—	$—

The total accumulated benefit obligation for pension was $3,285 million and $3,150 million as of December 31, 2017 and 2016, respectively.

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2017, 2016, and 2015:

	Pension			Healthcare			Other
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(in millions)
Service cost	$30	$30	$30	$6	$7	$8	$15	$13	$15
Interest cost	74	87	112	36	39	48	3	4	5
Expected return on assets	(111)	(113)	(140)	(7)	(6)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	(1)	—	—	(2)	(4)	(10)	1	(1)	1
Actuarial loss (gain)	90	76	83	6	15	26	5	8	(7)
Settlement loss and other	4	—	—	—	—	—	2	1	—
Net periodic benefit cost	$86	$80	$85	$39	$51	$65	$26	$25	$14

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2017 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$86	$39	$26
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(42)	17	11
Amortization of actuarial losses	(91)	(5)	(5)
Amortization of prior service (cost) credit	1	2	(1)
Currency translation adjustments and other	61	—	11
Total recognized in other comprehensive (income) loss	(71)	14	16
Total recognized in comprehensive loss	$15	$53	$42

Pre-tax amounts expected to be amortized in 2018 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$75	$7	$1
Prior service cost (credit)	(1)	(2)	1
Total	$74	$5	$2

Actuarial gains and losses are recorded in accumulated other comprehensive income (loss). To the extent unamortized gains and losses exceed 10% of the higher of the market-related value of assets or the benefit obligation, the excess is amortized as a component of net periodic cost over the remaining service period of the active participants. For plans in which all or almost all of the plan's participants are inactive, the amortization period is the remaining life expectancy of the inactive participants.

Assumptions

The following assumptions were utilized in determining the funded status at December 31, 2017 and 2016, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2017, 2016, and 2015:

	Pension plans			Healthcare plans			Other
(in %)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Assumptions used to determine funded status at December 31
Weighted-average discount rate	2.57	2.82	3.49	3.53	3.97	4.27	1.47	1.54	2.06
Weighted-average rate of compensation increase	3.01	2.95	2.98	n/a	2.50	2.50	1.11	1.19	1.33
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.46	6.72	6.98	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a
Assumptions used to determine expense
Weighted-average discount rates - service cost	2.15	2.91	3.22	3.96	4.21	3.96	1.67	2.18	1.81
Weighted-average discount rates - interest cost	2.33	2.82	3.22	3.39	3.49	3.96	1.40	1.89	1.81
Weighted-average rate of compensation increase	2.95	2.98	3.25	2.50	2.50	3.00	1.19	1.33	2.27
Weighted-average long-term rates of return on plan assets	4.74	5.00	5.38	6.25	6.25	6.75	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.72	6.98	7.23	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

(*)	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for U.S. and Canada plans, respectively.

Assumed discount rates are used in measurements of pension, healthcare and other postemployment benefit obligations and interest cost components of net periodic cost. CNH Industrial selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date. The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the benefit obligations could effectively be settled as of the measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH Industrial’s projected cash flows against a high quality bond yield curve, mainly calculated using a wide population of AA-grade corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the Company’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.

The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed, and plan expenses. Return patterns and correlations, consensus return forecasts, and other relevant financial factors are analyzed to check for reasonability and appropriateness.

The assumed healthcare trend rate represents the rate at which healthcare costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including general and healthcare sector-specific inflation projections from the United States Department of Health and Human Services Healthcare Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of healthcare cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost-shifting, utilization changes, an aging population, and a changing mix of medical services.

In October 2014, the Society of Actuaries (“SOA”) in the United States issued updated mortality table (“RP-2014”) and mortality improvement scale (“MP-2014”). Accordingly, CNH Industrial reviewed the historical mortality experience and demographic characteristics of its U.S. pension and Healthcare plan participants and have decided to adopt the variants of Blue Collar tables of RP-2014 as the base mortality tables. The Retirement Plans Experience Committee (“RPEC”) publishes annual updates to the RP-2014 model and corresponding mortality improvement scales. The latest update resulted in the 2017 version of the mortality improvement scale (“MP-2017”). In 2017, CNH Industrial adopted the MP-2017 mortality improvement scale, which better reflects the actual recent experience over the previous mortality improvement scales. Management believes the new mortality assumptions most appropriately represent its plans’ experience and characteristics. The adoption of the new mortality assumptions resulted in a total decrease of $17 million to the Company’s benefit obligations at December 31, 2017, of which, $8 million was related to pension plans and $9 million to healthcare plans.

In 2016, the Company changed the method used to estimate the service and interest cost components of the net periodic pension and other postretirement benefit costs in order to provide a more precise measure of interest and service costs by improving the correlation between the projected benefit cash flows and the discrete spot yield curve rates. The new method uses the spot yield curve approach to estimate the service and interest costs by applying the specific spot rates along the yield curve used to determine the benefit obligations to relevant projected cash outflows. Historically, those costs were determined using a single weighted-average discount rate based on hypothetical AA yield curves used to measure the benefit obligation at the beginning of the period. The change has been accounted for as a change in estimate prospectively and resulted in a $31 million reduction in net periodic benefit cost in 2016 due to lower service and interest costs. This change does not affect the measurement of the total benefit obligations.

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2017 Healthcare Plan benefit expense	$6	$(5)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2017	$132	$(108)

Plan Assets

The investment strategy for the plan assets depends on the features of the plan and on the maturity of the obligations. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth exceeding the rate of inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.

Weighted average target asset allocation for all plans for 2017 are as follows:

All Plans
Asset category:
Equity securities	19%
Debt securities	49%
Cash/Other	32%

CNH Industrial determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH Industrial classifies its plan assets according to the fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2017:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$362	$19	$343	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	362	19	343	—
Fixed income securities:
U.S. government bonds	365	355	10	—
U.S. corporate bonds	498	—	498	—
Non-U.S. government bonds	55	13	42	—
Non-U.S. corporate bonds	95	—	95	—
Mortgage backed securities	—	—	—	—
Other fixed income	9	—	9	—
Total Fixed income securities	1,022	368	654	—
Other types of investments:
Mutual funds (A)	1,090	—	1,090	—
Insurance contracts	149	—	—	149
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,239	—	1,090	149
Cash:	78	17	61	—
Total	$2,701	$404	$2,148	$149

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2017:

Insurance Contracts
Balance at December 31, 2016	$135
Actual return on plan assets relating to assets still held at reporting date	6
Purchases	8
Settlements	(5)
Transfers in and/or out of level 3	(3)
Currency impact	8
Balance at December 31, 2017	$149

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2016:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$352	$15	$337	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	352	15	337	—
Fixed income securities:
U.S. government bonds	308	305	3	—
U.S. corporate bonds	474	—	474	—
Non-U.S. government bonds	353	13	340	—
Non-U.S. corporate bonds	87	—	87	—
Mortgage backed securities	—	—	—	—
Other fixed income	10	—	10	—
Total Fixed income securities	1,232	318	914	—
Other types of investments:
Mutual funds(A)	682	—	682	—
Insurance contracts	135	—	—	135
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	817	—	682	135
Cash:	38	2	36	—
Total	$2,439	$335	$1,969	$135

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2016:

Insurance Contracts
Balance at December 31, 2015	$133
Actual return on plan assets relating to assets still held at reporting date	3
Purchases	7
Settlements	(6)
Transfers in and/or out of Level 3	2
Currency impact	(4)
Balance at December 31, 2016	$135

Contributions

CNH Industrial expects to contribute (including through direct benefit payments) approximately $67 million to its pension plans, $9 million to its healthcare plans and $37 million to its other postemployment plans in 2018.

The benefit expected to be paid from the benefit plans which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2018	$186	$66	$—	$37
2019	180	64	—	35
2020	182	63	—	39
2021	183	64	—	36
2022	179	64	—	36
2023 - 2027	896	337	(1)	146
Total	$1,806	$658	$(1)	$329